Trade Accounts Receivable, Net (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Trade Accounts Receivable, Net
Loans to employees		$ 131	$ 118
Others		6,355	3,156
Trade accounts receivable, Net	$ 2,335 [1]	$ 45,527	33,898
Expected credit loss percentage	13.00%	13.00%
Gross carrying amount
Trade Accounts Receivable, Net
Trade accounts receivable		$ 39,331	30,564
Accumulated impairment
Trade Accounts Receivable, Net
Trade accounts receivable, Net		(2,238)	(1,951)
The Coca-Cola company
Trade Accounts Receivable, Net
Current receivables due from related parties		776	820
Heineken investment
Trade Accounts Receivable, Net
Current receivables due from related parties		$ 1,172	$ 1,191
Top of range
Trade Accounts Receivable, Net
Percentage of unrecoverable trade accounts receivables	5.00%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3